FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Apr. 26, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,838	$ 1,968
Current portion of long-term debt	770	1,130
Lease obligations	261	69
Total	2,869	$ 3,167
Borrowings	$ 14,340
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate	1.10%	1.30%
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 900
€300 million Term Loan, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 300,000,000
Borrowings	337		€ 300,000,000
Short-term bank loan due various dates 2020 and 2021
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 151	$ 197,000,000
Borrowings	155			$ 202,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,200	$ 1,295
Amount of potential borrowings | €			€ 1,500,000,000